INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

8.                          INTANGIBLE ASSETS

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Supplier contracts*	VAS license*	Non-compete agreements*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Intangible assets, net January 1, 2011	—	385	56	114	555
Amortization expense	—	(385)	(56)	(95)	(536)
Disposed of and derecognized **	—	—	—	(19)	(19)

Intangible assets, net December 31, 2011	—	—	—	—	—
Acquisition	3,368	—	—	—	3,368

Intangible assets, net December 31, 2012	3,368	—	—	—	3,368
Intangible assets, net December 31, 2012 (US$)	541	—	—	—	541

* Acquired in the JNet Group acquisition

** On December 26, 2011, upon the deconsolidation of Shanghai JNet (Note 4(b)), the Company disposed of and derecognized all of the acquired intangible assets related with Shanghai JNet.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization
	RMB’000	US$’000
For the years ending December 31,
2013	674	108
2014	674	108
2015	674	108
2016	674	108
2017	672	109